INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax asset valuation allowances
Valuation Allowance, Deferred Tax Asset, Increase (Decrease) in Amount	$ (372)	$ (91)	$ 269
Valuation Allowance of Deferred Tax Assets [Member]
Deferred tax asset valuation allowances
Balance at beginning of year	859	950	681
Increase due to our acquisition of CCE's former North American business	0	0	291
Additions	126	138	115
Decrease due to transfer to assets held for sale	(146)	0	0
Deductions	(352)	(229)	(137)
Balance at end of year	$ 487	$ 859	$ 950